Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)
Shares		Value
COMMON STOCKS: 97.8%
Communication Services: 5.6%
65,475	AT&T, Inc.	$1,836,574
7,125	Facebook, Inc. - Class A [1]	2,538,638
106,655	Vodafone Group PLC - ADR	1,741,676
12,015	The Walt Disney Co.	2,114,880
		8,231,768
Consumer Discretionary: 3.9%
1,570	AutoZone, Inc. [1]	2,549,005
6,695	The Home Depot, Inc.	2,197,232
7,895	Starbucks Corp.	958,690
		5,704,927
Consumer Staples: 9.9%
91,980	Danone SA - ADR	1,353,946
38,505	Kellogg Co.	2,439,677
38,455	The Kroger Co.	1,565,118
35,575	Molson Coors Brewing Co. - Class B	1,739,262
15,610	Procter & Gamble Co.	2,220,210
19,675	Tyson Foods, Inc. - Class A	1,405,975
24,390	Unilever PLC - ADR	1,403,157
16,395	Walmart, Inc.	2,337,107
		14,464,452
Energy: 4.8%
64,415	Baker Hughes Co.	1,368,175
28,080	Chevron Corp.	2,858,825
85,380	Kinder Morgan, Inc.	1,483,904
20,000	Valero Energy Corp.	1,339,400
		7,050,304
Financials: 25.5%
3,400	Alleghany Corp. [1]	2,254,540
34,590	Allstate Corp.	4,498,430
81,240	Bank of America Corp.	3,116,366
12,740	Berkshire Hathaway, Inc. - Class B [1]	3,545,415
4,425	BlackRock, Inc.	3,837,227
70,055	Charles Schwab Corp.	4,760,237
9,820	Chubb Ltd.	1,657,027
28,270	Citigroup, Inc.	1,911,617
12,715	First Republic Bank	2,479,679
13,180	Goldman Sachs Group, Inc.	4,940,918
27,920	JPMorgan Chase & Co.	4,237,698
		37,239,154
Health Care: 17.4%
49,795	AstraZeneca PLC - ADR	2,850,266
42,205	Gilead Sciences, Inc.	2,882,180
13,220	Hill-Rom Holdings, Inc.	1,830,441
15,665	Johnson & Johnson	2,697,513
14,470	McKesson Corp.	2,949,420
14,560	Medtronic PLC	1,911,874
22,070	Merck & Co., Inc.	1,696,521
77,245	Pfizer, Inc.	3,306,858
22,470	Quest Diagnostics, Inc.	3,186,246
152,590	Viatris, Inc.	2,146,941
		25,458,260

Industrials: 9.1%
14,385	Caterpillar, Inc.	2,974,099
11,760	Eaton Corp. PLC	1,858,668
201,745	Embraer SA - ADR [1]	2,884,953
10,290	General Dynamics Corp.	2,017,148
41,626	Raytheon Technologies Corp.	3,619,381
		13,354,249
Information Technology: 15.5%
7,285	Accenture PLC - Class A	2,314,299
23,500	Apple, Inc.	3,427,710
28,095	Ciena Corp. [1]	1,633,444
73,790	Cisco Systems, Inc.	4,085,752
18,620	Microsoft Corp.	5,305,024
15,080	QUALCOMM, Inc.	2,258,984
5,770	salesforce.com, Inc. [1]	1,395,936
15,510	SAP SE - ADR	2,229,097
		22,650,246
Materials: 1.8%
25,250	International Paper Co.	1,458,440
17,440	Newmont Goldcorp Corp.	1,095,581
		2,554,021
Real Estate: 1.7%
40,630	Ventas, Inc. - REIT	2,428,861
Utilities: 2.6%
67,580	FirstEnergy Corp.	2,589,666
19,250	The Southern Co.	1,229,497
		3,819,163
TOTAL COMMON STOCKS
(Cost $97,585,701)		142,955,405
SHORT-TERM INVESTMENTS: 2.1%
3,001,213	First American Government Obligations Fund - Class X, 0.026% [2]	3,001,213
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,001,213)		3,001,213
TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $100,586,914)		145,956,618
Other Assets in Excess of Liabilities: 0.1%		157,469
TOTAL NET ASSETS: 100.0%		$146,114,087

ADR -	American Depositary Receipt
REIT-	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31,2021.

The Global Industry Classification Standard ("GICS®") sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the "Fund").

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$142,955,405	$-	$-	$142,955,405
Short-Term Investments	3,001,213	-	-	3,001,213
Total Investments in Securities	$145,956,618	$-	$-	$145,956,618

[1]See Schedule of Investments for sector breakouts.